Costs (Tables)	12 Months Ended
Jun. 30, 2023
Costs
Schedule of cost of goods sold and services
	06.30.2023	06.30.2022	06.30.2021
Inventories at the beginning of the year (*)	7,241	6,470	62,949
Purchases and expenses	31,183	27,230	4,913
Currency translation adjustment	15	(340)	(20,448)
Transfers	(432)	-	(1,082)
Disposals	(693)	-	-
Deconsolidation	-	-	(16,658)
Inventories at the end of the year (*)	(6,510)	(7,241)	(6,470)
Total costs	30,804	26,119	23,204

Schedule of inventories
	06.30.2023	06.30.2022
Real estate	6,179	6,972
Others	331	269
Total inventories at the end of the year (*)	6,510	7,241